Expense Example, No Redemption {- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-10 - Fidelity Advisor® Value Leaders Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Value Leaders Fund-Class A
Expense Example, No Redemption:
1 Year	$ 695
3 Years	966
5 Years	1,260
10 Years	2,094
Fidelity Advisor Value Leaders Fund-Class M
Expense Example, No Redemption:
1 Year	497
3 Years	831
5 Years	1,193
10 Years	2,210
Fidelity Advisor Value Leaders Fund-Class C
Expense Example, No Redemption:
1 Year	203
3 Years	659
5 Years	1,147
10 Years	2,494
Fidelity Advisor Value Leaders Fund - Class I
Expense Example, No Redemption:
1 Year	101
3 Years	315
5 Years	547
10 Years	$ 1,213